INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of detailed information about adjustments for income tax expense [Text Block]	The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2017: 28% and 2016: 28%).

	2018	2017	2016
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	467	3,694	2,403
Capital gains taxation	1,797	-	-
In respect of prior years	(364)	15	48
	1,900	3,709	2,451
Deferred tax
In respect of the current year	(505)	(421)	1,382
In respect of prior years	(6)	(62)	16
	(511)	(483)	1,398
	1,389	3,226	3,849

Disclosure of detailed information about income tax reconciliation [Text Block]
The total charge for the year can be reconciled to the accounting loss as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000

Loss before tax	(19,251)	(57,586)	(39,860)

Income tax benefit calculated at corporate rate	(3,273)	(9,790)	(6,776)
Adjusted for:
Effect of income that is exempted from tax	1,619	-	(834)
Effect of expenses that are not deductible in determining taxable profit	2,057	9,632	5,337
Effect of different tax rates of subsidiaries operating in other jurisdictions	(107)	(851)	873
Effect of tax losses disallowed to be brought forward	1,494	4,277	5,185
(Over)underprovision of tax in prior year	(128)	(47)	64
Effect of different tax rate applied for capital gains	(273)	-	-
Withholding tax	-	5	-
	1,389	3,226	3,849